July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Energy - Alternate Sources — 0.5%
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	$99	$96,901
2.50%, 06/15/26(a)	199	190,801
		287,702
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28	60	59,324
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28	53	40,863
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11	11,595
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4	3,770
		15,365
Semiconductors — 0.1%
MKS Inc., 1.25%, 06/01/30	66	64,058
ON Semiconductor Corp., 0.50%, 03/01/29	38	36,356
		100,414
Total Convertible Bonds — 0.8% (Cost: $511,968)		503,668
Corporate Bonds & Notes
Advertising — 1.7%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD114	113,845
7.13%, 02/15/31(a)	USD141	140,805
7.50%, 06/01/29(a)(c)	USD115	104,768
7.50%, 03/15/33(a)	USD193	192,658
7.75%, 04/15/28(a)	USD82	77,432
7.88%, 04/01/30(a)	USD123	126,666
9.00%, 09/15/28(a)(c)	USD83	86,963
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD98	94,843
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD60	57,123
4.63%, 03/15/30(a)(c)	USD17	16,138
5.00%, 08/15/27(a)	USD25	24,748
7.38%, 02/15/31(a)	USD22	23,099
		1,059,088
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD2	2,052
Bombardier Inc.
6.75%, 06/15/33(a)	USD46	47,280
7.00%, 06/01/32(a)(c)	USD73	75,518
7.25%, 07/01/31(a)(c)	USD47	49,078
8.75%, 11/15/30(a)	USD36	38,740
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)	USD200	204,000
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD46	46,371
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD62	65,512
9.75%, 11/15/30(a)	USD57	62,689
TransDigm Inc.
6.00%, 01/15/33(a)	USD264	265,304
6.38%, 05/31/33(a)	USD541	544,436
6.63%, 03/01/32(a)	USD153	157,325
		1,558,305
Security	Par (000)	Value
Agriculture — 0.0%
Darling Ingredients Inc., 6.00%, 06/15/30(a)	USD21	$21,134
Airlines — 0.2%
American Airlines Inc., 8.50%, 05/15/29(a)(c)	USD42	43,895
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD7	6,498
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD33	31,906
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD35	36,874
United Airlines Inc., 4.63%, 04/15/29(a)	USD29	28,319
		147,492
Apparel — 0.5%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % Cash and 10.75 % PIK)(a)(d)	USD200	208,515
Crocs Inc., 4.13%, 08/15/31(a)	USD20	18,079
Hanesbrands Inc., 9.00%, 02/15/31(a)(c)	USD29	30,523
Levi Strauss & Co., 3.50%, 03/01/31(a)(c)	USD49	44,858
Under Armour Inc., 7.25%, 07/15/30(a)	USD19	19,385
		321,360
Auto Manufacturers — 0.4%
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD200	207,043
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)(c)	USD37	35,211
Wabash National Corp., 4.50%, 10/15/28(a)	USD34	30,432
		272,686
Auto Parts & Equipment — 0.7%
Clarios Global LP / Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR100	115,387
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 02/15/30(a)	USD177	182,492
Dana Inc.
4.25%, 09/01/30(c)	USD14	13,777
4.50%, 02/15/32	USD21	20,493
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	USD33	34,246
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	USD4	3,799
6.63%, 07/15/30(c)	USD26	26,456
Tenneco Inc., 8.00%, 11/17/28(a)	USD65	64,516
		461,166
Banks — 2.4%
Bank of America Corp.
6.25%(e)(f)	USD80	79,725
6.63%, (5-year CMT + 2.684%)(e)(f)	USD174	178,185
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.775%)(e)(f)	USD360	406,649
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(f)	USD93	89,662
Citigroup Inc.
6.88%, 12/31/79	USD35	35,297
Series CC, 7.13%, (5-year CMT + 2.693%)(e)(f)	USD62	63,411
Series EE, 6.75%, (5-year CMT + 2.572%)(e)(f)	USD113	113,478
Series FF, 6.95%, (5-year CMT + 2.726%)(c)(e)(f)	USD46	46,373
Goldman Sachs Group Inc. (The)
6.85%, (5-year CMT + 2.461%)(e)(f)	USD55	56,169
Series Y, 6.13%, (10-year CMT + 2.400%)(e)(f)	USD115	113,719
PNC Financial Services Group Inc. (The), Series W, 6.25%, (7-year CMT + 2.808%)(e)(f)	USD29	29,330
UBS Group AG, 7.75%, (5-year USD ICE Swap + 4.160%)(a)(e)(f)	USD200	213,189

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	USD22	$22,430
Wells Fargo & Co., 6.85%, (5-year CMT + 2.767%)(e)(f)	USD36	37,289
		1,484,906
Building Materials — 2.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD36	36,611
Builders FirstSource Inc.
6.38%, 03/01/34(a)(c)	USD11	11,162
6.75%, 05/15/35(a)(c)	USD26	26,658
CP Atlas Buyer Inc., 9.75%, 07/15/30(a)	USD11	11,099
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD361	368,079
6.75%, 07/15/31(a)	USD52	53,553
Jeld-Wen Inc., 4.88%, 12/15/27(a)(c)	USD50	47,434
JELD-WEN Inc., 7.00%, 09/01/32(a)(c)	USD37	27,760
JH North America Holdings Inc.
5.88%, 01/31/31(a)	USD38	38,130
6.13%, 07/31/32(a)	USD49	49,508
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(a)	USD35	34,749
9.75%, 07/15/28(a)(c)	USD87	87,217
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD195	199,991
6.75%, 03/01/33(a)(c)	USD44	45,127
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	USD50	52,619
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD148	149,410
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD34	30,373
4.38%, 07/15/30(a)	USD30	28,402
6.50%, 08/15/32(a)	USD99	101,095
Wilsonart LLC, 11.00%, 08/15/32(a)(c)	USD58	53,374
		1,452,351
Chemicals — 2.2%
Avient Corp., 6.25%, 11/01/31(a)	USD25	25,089
Celanese U.S. Holdings LLC
6.50%, 04/15/30(c)	USD15	15,169
6.75%, 04/15/33(c)	USD29	29,249
Chemours Co. (The)
5.38%, 05/15/27	USD88	86,208
5.75%, 11/15/28(a)(c)	USD88	80,822
Element Solutions Inc., 3.88%, 09/01/28(a)	USD177	170,513
Ingevity Corp., 3.88%, 11/01/28(a)(c)	USD41	39,015
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD200	197,632
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(a)(c)(d)	USD104	92,753
Mativ Holdings Inc., 8.00%, 10/01/29(a)	USD27	24,349
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	USD33	32,711
Minerals Technologies Inc., 5.00%, 07/01/28(a)	USD36	35,439
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	USD200	204,250
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD60	58,328
WR Grace Holdings LLC
5.63%, 08/15/29(a)	USD241	222,184
7.38%, 03/01/31(a)	USD59	60,729
		1,374,440
Security	Par (000)	Value
Commercial Services — 6.4%
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD200	$205,857
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD323	338,710
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)	USD200	194,653
6.88%, 06/15/30(a)	USD170	174,040
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD200	194,022
APi Group DE Inc., 4.13%, 07/15/29(a)	USD52	49,401
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	201,877
Block Inc.
2.75%, 06/01/26	USD66	64,723
6.50%, 05/15/32	USD240	246,285
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD200	211,462
Brink's Co. (The)
6.50%, 06/15/29(a)	USD9	9,221
6.75%, 06/15/32(a)	USD53	54,590
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD175	167,279
4.88%, 07/01/29(a)	USD103	96,464
Deluxe Corp., 8.13%, 09/15/29(a)	USD19	19,560
EquipmentShare.com Inc., 8.00%, 03/15/33(a)(c)	USD19	19,836
Garda World Security Corp.
4.63%, 02/15/27(a)	USD91	90,191
7.75%, 02/15/28(a)	USD61	62,820
8.25%, 08/01/32(a)	USD173	178,373
8.38%, 11/15/32(a)	USD96	98,888
Herc Holdings Inc.
7.00%, 06/15/30(a)	USD63	65,113
7.25%, 06/15/33(a)	USD80	82,841
Hertz Corp. (The), 12.63%, 07/15/29(a)(c)	USD21	21,939
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)	USD47	46,997
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(c)	USD51	51,511
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD92	94,003
Service Corp. International/U.S.
4.00%, 05/15/31	USD50	46,382
5.75%, 10/15/32(c)	USD156	156,370
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc., 5.50%, 05/15/33(a)	EUR100	119,004
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)	USD170	175,609
Sotheby's, 7.38%, 10/15/27(a)	USD200	195,969
Veritiv Operating Co., 10.50%, 11/30/30(a)(c)	USD21	22,761
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD81	85,048
WEX Inc., 6.50%, 03/15/33(a)	USD57	57,731
Williams Scotsman Inc.
6.63%, 04/15/30(a)	USD46	47,431
7.38%, 10/01/31(a)	USD39	40,713
		3,987,674
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD41	42,413
CACI International Inc., 6.38%, 06/15/33(a)	USD62	63,398
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	USD108	113,344
Insight Enterprises Inc., 6.63%, 05/15/32(a)	USD28	28,634
KBR Inc., 4.75%, 09/30/28(a)	USD58	55,897
McAfee Corp., 7.38%, 02/15/30(a)	USD67	62,122

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Science Applications International Corp., 4.88%, 04/01/28(a)	USD28	$27,543
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	USD70	70,714
		464,065
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	USD69	69,722
Distribution & Wholesale — 0.2%
Gates Corp./DE, 6.88%, 07/01/29(a)	USD38	39,105
Resideo Funding Inc.
4.00%, 09/01/29(a)(c)	USD41	38,346
6.50%, 07/15/32(a)(c)	USD35	35,505
		112,956
Diversified Financial Services — 3.6%
Apollo Global Management Inc., 6.00%, 12/15/54, (5-year CMT + 2.168%)(c)(f)	USD56	54,931
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD19	19,392
7.75%, 04/15/30(a)	USD25	26,031
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(f)	USD12	12,395
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD67	68,468
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	USD46	47,048
9.13%, 05/15/31(a)	USD105	109,149
9.25%, 02/01/29(a)	USD55	57,326
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD59	59,221
6.88%, 04/15/29(a)	USD73	75,205
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(c)	USD95	97,850
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(a)	USD12	11,906
6.75%, 05/01/33(a)(c)	USD20	20,468
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31(a)	USD21	21,233
6.50%, 08/01/29(a)	USD73	74,665
7.13%, 02/01/32(a)	USD117	122,177
Navient Corp.
7.88%, 06/15/32(c)	USD39	40,608
9.38%, 07/25/30	USD31	33,877
OneMain Finance Corp.
4.00%, 09/15/30(c)	USD69	63,232
5.38%, 11/15/29(c)	USD25	24,514
6.13%, 05/15/30	USD55	55,092
6.63%, 05/15/29	USD49	50,043
6.75%, 03/15/32(c)	USD25	25,367
7.13%, 11/15/31	USD31	32,002
7.13%, 09/15/32	USD96	98,942
7.50%, 05/15/31(c)	USD11	11,464
7.88%, 03/15/30	USD46	48,422
Osaic Holdings Inc.
6.75%, 08/01/32(a)	USD21	21,253
8.00%, 08/01/33(a)	USD34	34,551
PennyMac Financial Services Inc.
6.88%, 05/15/32(a)	USD51	51,961
6.88%, 02/15/33(a)	USD43	43,826
7.13%, 11/15/30(a)	USD56	57,725
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD70	73,346
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD236	$239,293
6.38%, 08/01/33(a)	USD192	195,837
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD49	47,778
3.88%, 03/01/31(a)	USD2	1,845
4.00%, 10/15/33(a)	USD5	4,424
UWM Holdings LLC, 6.63%, 02/01/30(a)	USD81	81,036
		2,213,903
Electric — 1.8%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(f)	USD52	52,522
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD45	46,050
Calpine Corp., 4.50%, 02/15/28(a)	USD2	1,978
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(f)	USD12	12,515
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	USD51	45,304
Dominion Energy Inc., 6.63%, 05/15/55, (5-year CMT + 2.207%)(f)	USD14	14,345
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.588%)(f)	USD21	21,622
Edison International, Series A, 5.38%, (5-year CMT + 4.698%)(e)(f)	USD67	63,709
Lightning Power LLC, 7.25%, 08/15/32(a)	USD31	32,410
NextEra Energy Capital Holdings Inc.
6.38%, 08/15/55, (5-year CMT + 2.053%)(f)	USD38	38,987
6.75%, 06/15/54, (5-year CMT + 2.457%)(f)	USD20	20,867
NRG Energy Inc.
5.75%, 07/15/29(a)	USD63	62,441
6.00%, 02/01/33(a)	USD119	119,323
6.25%, 11/01/34(a)	USD95	96,260
10.25%, (5-year CMT + 5.920%)(a)(e)(f)	USD66	72,647
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD19	18,420
Pike Corp., 8.63%, 01/31/31(a)	USD26	27,959
Vistra Corp.
7.00%, (5-year CMT + 5.740%)(a)(e)(f)	USD137	138,338
8.00%, (5-year CMT + 6.930%)(a)(e)(f)	USD27	27,559
Vistra Operations Co. LLC, 6.88%, 04/15/32(a)	USD98	101,827
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(c)	USD81	84,961
		1,100,044
Electrical Components & Equipment — 0.1%
WESCO Distribution Inc.
6.38%, 03/15/33(a)(c)	USD39	39,927
6.63%, 03/15/32(a)	USD14	14,445
		54,372
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)	USD54	52,849
Imola Merger Corp., 4.75%, 05/15/29(a)	USD48	46,571
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD51	46,532
4.38%, 02/15/30(a)	USD138	132,053
		278,005
Engineering & Construction — 0.5%
AECOM, 6.00%, 08/01/33(a)	USD112	112,911
Arcosa Inc.
4.38%, 04/15/29(a)	USD54	52,091

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
6.88%, 08/15/32(a)(c)	USD8	$8,264
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD138	125,256
Dycom Industries Inc., 4.50%, 04/15/29(a)(c)	USD21	20,355
		318,877
Entertainment — 1.9%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD48	46,515
Caesars Entertainment Inc.
6.50%, 02/15/32(a)	USD84	85,665
7.00%, 02/15/30(a)	USD67	69,113
Churchill Downs Inc.
5.75%, 04/01/30(a)	USD119	118,706
6.75%, 05/01/31(a)	USD69	70,451
Cinemark USA Inc., 7.00%, 08/01/32(a)	USD12	12,391
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD47	46,018
Light & Wonder International Inc., 7.50%, 09/01/31(a)	USD18	18,761
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD14	13,607
4.75%, 10/15/27(a)	USD33	32,490
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD18	17,342
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD37	38,359
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	USD95	58,425
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD27	27,260
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD43	41,424
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(c)	USD21	21,403
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	USD13	13,238
Vail Resorts Inc.
5.63%, 07/15/30(a)	USD33	33,181
6.50%, 05/15/32(a)	USD42	43,165
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD45	47,603
Warnermedia Holdings Inc., 5.05%, 03/15/42	USD195	130,348
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD64	63,506
6.25%, 03/15/33(a)	USD115	115,337
		1,164,308
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(a)	USD22	22,463
GFL Environmental Inc.
4.00%, 08/01/28(a)(c)	USD50	48,460
4.38%, 08/15/29(a)	USD36	34,851
4.75%, 06/15/29(a)	USD30	29,332
6.75%, 01/15/31(a)	USD11	11,400
Madison IAQ LLC
4.13%, 06/30/28(a)	USD12	11,612
5.88%, 06/30/29(a)	USD86	83,727
Reworld Holding Corp., 5.00%, 09/01/30(c)	USD28	26,527
Waste Pro USA Inc., 7.00%, 02/01/33(a)	USD216	224,113
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD96	99,184
		591,669
Security	Par (000)	Value
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(a)	USD126	$128,429
B&G Foods Inc., 8.00%, 09/15/28(a)	USD16	14,960
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(d)	USD275	294,727
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)	USD59	57,857
7.63%, 07/01/29(a)	USD118	122,941
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	115,859
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)	USD11	11,623
9.63%, 09/15/32(a)(c)	USD12	12,681
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD23	24,003
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD26	24,734
4.38%, 01/31/32(a)	USD43	40,177
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD18	17,306
6.13%, 09/15/32(a)	USD56	56,867
Post Holdings Inc.
4.50%, 09/15/31(a)	USD31	28,654
6.25%, 10/15/34(a)	USD38	38,048
6.38%, 03/01/33(a)	USD52	51,961
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD19	17,980
U.S. Foods Inc., 4.75%, 02/15/29(a)	USD33	32,318
United Natural Foods Inc., 6.75%, 10/15/28(a)	USD47	46,801
		1,137,926
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD24	23,763
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(a)	USD24	22,590
Gas — 0.3%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(f)	USD33	33,253
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD19	19,948
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	USD69	74,516
7.75%, 05/01/35(a)	USD62	67,981
		195,698
Health Care - Products — 1.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD99	96,782
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD162	168,901
Insulet Corp., 6.50%, 04/01/33(a)	USD36	37,005
Medline Borrower LP, 5.25%, 10/01/29(a)	USD229	224,526
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD84	85,650
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(c)	USD39	39,415
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	USD34	35,172
		687,451
Health Care - Services — 2.7%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(a)(c)	USD15	15,444
AHP Health Partners Inc., 5.75%, 07/15/29(a)	USD53	51,194

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	USD185	$161,833
5.63%, 03/15/27(a)	USD160	160,252
9.75%, 01/15/34(a)	USD116	116,741
10.88%, 01/15/32(a)	USD116	121,612
Concentra Health Services Inc., 6.88%, 07/15/32(a)	USD58	59,594
DaVita Inc.
6.75%, 07/15/33(a)(c)	USD26	26,814
6.88%, 09/01/32(a)	USD21	21,591
Encompass Health Corp., 4.63%, 04/01/31	USD2	1,910
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(c)	USD23	21,029
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	USD33	31,974
HealthEquity Inc., 4.50%, 10/01/29(a)	USD93	89,527
IQVIA Inc., 6.25%, 06/01/32(a)	USD154	157,920
LifePoint Health Inc.
8.38%, 02/15/32(a)	USD62	65,961
9.88%, 08/15/30(a)	USD23	24,789
10.00%, 06/01/32(a)(c)	USD57	59,174
11.00%, 10/15/30(a)	USD43	47,261
Molina Healthcare Inc., 6.25%, 01/15/33(a)	USD37	36,505
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	USD18	17,888
Star Parent Inc., 9.00%, 10/01/30(a)	USD49	51,528
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(c)	USD128	131,610
Tenet Healthcare Corp., 6.75%, 05/15/31(c)	USD114	117,300
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD51	52,108
		1,641,559
Holding Companies - Diversified — 1.1%
Apollo Debt Solutions BDC
5.88%, 08/30/30(a)	USD25	25,030
6.55%, 03/15/32(a)	USD11	11,281
6.70%, 07/29/31	USD28	29,157
Ares Capital Corp., 5.50%, 09/01/30	USD21	20,963
Ares Strategic Income Fund
5.60%, 02/15/30(c)	USD48	47,827
5.80%, 09/09/30(a)	USD31	31,021
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	USD11	10,935
Blackstone Private Credit Fund, 6.00%, 11/22/34	USD90	89,414
Blue Owl Capital Corp., 6.20%, 07/15/30(c)	USD63	63,581
Blue Owl Capital Corp. II, 8.45%, 11/15/26	USD15	15,528
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	USD16	16,385
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD41	38,088
Golub Capital Private Credit Fund, 5.45%, 08/15/28	USD10	9,962
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	USD50	49,543
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD6	5,886
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	USD121	117,885
9.75%, 01/15/29	USD58	58,580
10.00%, 11/15/29(a)(c)	USD38	38,472
		679,538
Home Builders — 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(a)	USD23	22,951
Security	Par (000)	Value
Home Builders (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)	USD39	$36,848
Beazer Homes USA Inc., 5.88%, 10/15/27	USD16	15,958
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD94	87,534
Empire Communities Corp., 9.75%, 05/01/29(a)	USD12	12,238
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	USD105	113,693
LGI Homes Inc., 7.00%, 11/15/32(a)(c)	USD36	34,650
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD26	24,943
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD81	83,969
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD28	29,071
		461,855
Home Furnishings — 0.1%
Somnigroup International Inc., 4.00%, 04/15/29(a)	USD39	37,039
Whirlpool Corp.
6.13%, 06/15/30	USD25	24,940
6.50%, 06/15/33	USD28	27,591
		89,570
Household Products & Wares — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	USD12	11,114
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	USD18	15,614
		26,728
Housewares — 0.1%
Newell Brands Inc., 8.50%, 06/01/28(a)	USD29	30,389
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	USD18	17,247
		47,636
Insurance — 5.6%
Acrisure LLC/Acrisure Finance Inc., 6.75%, 07/01/32(a)	USD19	19,237
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD155	151,747
5.88%, 11/01/29(a)	USD119	117,184
6.75%, 10/15/27(a)	USD159	159,141
6.75%, 04/15/28(a)	USD10	10,135
7.00%, 01/15/31(a)	USD139	142,930
7.38%, 10/01/32(a)	USD62	63,735
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD18	17,483
6.38%, 02/15/29(a)	USD17	17,312
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., 7.50%, 07/15/33(a)	USD55	55,161
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(c)	USD38	39,150
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD200	208,532
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD200	210,328
AssuredPartners Inc., 7.50%, 02/15/32(a)	USD62	66,202
Corebridge Financial Inc., 6.38%, 09/15/54, (5-year CMT + 2.646%)(f)	USD38	37,939
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD200	207,097
8.13%, 02/15/32(a)	USD200	208,282
HUB International Ltd.
7.25%, 06/15/30(a)	USD393	409,677
7.38%, 01/31/32(a)	USD630	655,987
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	USD69	72,798

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
10.50%, 12/15/30(a)	USD45	$47,821
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	USD16	16,153
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD351	362,968
Ryan Specialty LLC
4.38%, 02/01/30(a)	USD18	17,271
5.88%, 08/01/32(a)	USD48	48,133
USI Inc./New York, 7.50%, 01/15/32(a)	USD78	82,353
		3,444,756
Internet — 0.7%
ANGI Group LLC, 3.88%, 08/15/28(a)(c)	USD23	21,427
Getty Images Inc., 11.25%, 02/21/30(a)(c)	USD29	27,768
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD13	11,632
4.13%, 08/01/30(a)	USD34	31,709
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD200	218,983
Snap Inc., 6.88%, 03/01/33(a)(c)	USD119	122,017
		433,536
Iron & Steel — 0.6%
ATI Inc.
5.13%, 10/01/31	USD90	87,366
7.25%, 08/15/30	USD43	45,076
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD112	111,985
Carpenter Technology Corp., 7.63%, 03/15/30(c)	USD50	51,595
Cleveland-Cliffs Inc., 6.88%, 11/01/29(a)(c)	USD70	70,033
		366,055
Leisure Time — 1.4%
Carnival Corp.
5.75%, 08/01/32(a)	USD94	94,636
5.88%, 06/15/31(a)	USD40	40,600
6.13%, 02/15/33(a)	USD152	154,697
Carnival PLC, 4.13%, 07/15/31(a)	EUR100	115,978
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	USD11	11,007
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(c)	USD47	38,769
NCL Corp. Ltd.
6.25%, 03/01/30(a)(c)	USD16	16,192
6.75%, 02/01/32(a)	USD84	86,278
8.13%, 01/15/29(a)	USD28	29,415
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD32	32,509
10.75%, 11/15/29(a)(c)	USD56	57,678
11.13%, 07/15/30(a)	USD58	61,146
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD29	28,981
9.13%, 07/15/31(a)	USD89	95,757
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD17	16,887
		880,530
Lodging — 1.4%
Hilton Domestic Operating Co. Inc.
5.75%, 09/15/33(a)	USD34	34,032
5.88%, 03/15/33(a)	USD86	86,646
6.13%, 04/01/32(a)(c)	USD23	23,457
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD200	190,500
MGM Resorts International, 6.13%, 09/15/29	USD65	65,891
Station Casinos LLC
4.50%, 02/15/28(a)	USD36	35,193
6.63%, 03/15/32(a)	USD28	28,552
Security	Par (000)	Value
Lodging (continued)
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD392	$387,727
		851,998
Machinery — 1.2%
ATS Corp., 4.13%, 12/15/28(a)	USD39	37,066
Chart Industries Inc., 7.50%, 01/01/30(a)	USD50	52,377
Esab Corp., 6.25%, 04/15/29(a)	USD24	24,522
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(c)	USD109	112,481
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)	USD19	20,187
Terex Corp.
5.00%, 05/15/29(a)	USD14	13,665
6.25%, 10/15/32(a)(c)	USD27	27,042
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD375	373,323
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD56	54,460
		715,123
Manufacturing — 0.1%
Amsted Industries Inc., 6.38%, 03/15/33(a)(c)	USD19	19,303
Axon Enterprise Inc.
6.13%, 03/15/30(a)	USD8	8,171
6.25%, 03/15/33(a)	USD22	22,538
Enpro Inc., 6.13%, 06/01/33(a)	USD25	25,222
		75,234
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD130	118,742
4.25%, 01/15/34(a)(c)	USD198	170,607
4.50%, 05/01/32	USD12	10,888
4.50%, 06/01/33(a)(c)	USD11	9,765
4.75%, 03/01/30(a)	USD21	19,954
4.75%, 02/01/32(a)(c)	USD59	54,537
6.38%, 09/01/29(a)(c)	USD56	56,515
7.38%, 03/01/31(a)	USD174	178,881
CSC Holdings LLC
3.38%, 02/15/31(a)	USD200	130,818
5.50%, 04/15/27(a)	USD213	206,167
11.25%, 05/15/28(a)	USD200	201,041
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	USD130	129,285
DISH DBS Corp.
5.25%, 12/01/26(a)	USD120	112,947
5.75%, 12/01/28(a)	USD176	157,273
DISH Network Corp., 11.75%, 11/15/27(a)	USD201	209,330
Gray Media Inc.
7.25%, 08/15/33(a)	USD65	64,658
9.63%, 07/15/32(a)	USD68	68,596
Gray Television Inc., 10.50%, 07/15/29(a)(c)	USD71	76,836
Midcontinent Communications, 8.00%, 08/15/32(a)(c)	USD41	43,261
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	USD113	115,261
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	USD71	69,405
4.00%, 07/15/28(a)	USD25	23,795
5.00%, 08/01/27(a)	USD86	85,065
Univision Communications Inc.
8.00%, 08/15/28(a)	USD79	81,158
8.50%, 07/31/31(a)(c)	USD71	72,106
9.38%, 08/01/32(a)	USD66	68,482
		2,535,373

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)(c)	USD15	$15,227
Mining — 1.8%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD25	26,500
11.50%, 10/01/31(a)	USD185	205,743
Constellium SE, 6.38%, 08/15/32(a)	USD250	253,373
ERO Copper Corp., 6.50%, 02/15/30(a)(c)	USD52	51,025
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	USD200	211,250
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(c)	USD117	109,112
4.63%, 03/01/28(a)(c)	USD27	26,392
New Gold Inc., 6.88%, 04/01/32(a)	USD46	47,207
Novelis Corp.
3.88%, 08/15/31(a)	USD99	88,801
4.75%, 01/30/30(a)	USD12	11,489
6.88%, 01/30/30(a)	USD72	74,192
		1,105,084
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(a)(c)	USD17	17,479
Zebra Technologies Corp., 6.50%, 06/01/32(a)	USD35	35,874
		53,353
Oil & Gas — 3.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD47	49,244
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(a)	USD26	26,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD15	14,946
Chord Energy Corp., 6.75%, 03/15/33(a)(c)	USD18	18,360
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD94	97,479
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD12	12,340
8.75%, 07/01/31(a)(c)	USD29	29,358
CNX Resources Corp., 7.25%, 03/01/32(a)	USD13	13,403
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD73	68,911
6.75%, 03/01/29(a)	USD79	78,107
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD146	142,672
8.38%, 01/15/34(a)	USD62	61,365
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(c)	USD26	27,098
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	USD39	43,037
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	USD22	22,358
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD10	9,823
6.25%, 04/15/32(a)	USD1	960
6.88%, 05/15/34(a)	USD57	54,885
7.25%, 02/15/35(a)	USD40	38,983
8.38%, 11/01/33(a)	USD50	52,176
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	USD114	117,131
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD21	21,219
Matador Resources Co.
6.50%, 04/15/32(a)	USD29	29,085
6.88%, 04/15/28(a)	USD26	26,426
Nabors Industries Inc., 7.38%, 05/15/27(a)	USD38	38,352
Security	Par (000)	Value
Oil & Gas (continued)
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD15	$15,299
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD123	124,197
Parkland Corp., 6.63%, 08/15/32(a)	USD31	31,686
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	USD35	31,921
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD17	17,010
6.25%, 02/01/33(a)	USD96	96,571
7.00%, 01/15/32(a)	USD40	41,305
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	USD44	45,906
Sunoco LP, 6.25%, 07/01/33(a)	USD35	35,448
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(c)	USD48	46,758
Transocean Inc.
8.00%, 02/01/27(a)(c)	USD51	50,621
8.25%, 05/15/29(a)	USD46	43,443
8.50%, 05/15/31(a)(c)	USD25	22,969
8.75%, 02/15/30(a)	USD38	39,812
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD3	2,782
Valaris Ltd., 8.38%, 04/30/30(a)	USD63	65,072
Vital Energy Inc.
7.88%, 04/15/32(a)	USD15	13,166
9.75%, 10/15/30(c)	USD93	87,240
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	USD40	39,802
		1,945,086
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD92	91,995
6.63%, 09/01/32(a)	USD72	73,067
Enerflex Ltd., 9.00%, 10/15/27(a)	USD27	27,804
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	USD90	92,173
Oceaneering International Inc., 6.00%, 02/01/28(c)	USD27	27,157
Tidewater Inc., 9.13%, 07/15/30(a)	USD34	35,659
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	USD48	49,068
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD70	71,912
		468,835
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	USD349	317,886
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD200	197,500
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD28	28,332
6.75%, 04/15/32(a)	USD112	114,723
6.88%, 01/15/30(a)	USD157	160,553
8.75%, 04/15/30(a)	USD73	74,502
Crown Americas LLC, 5.88%, 06/01/33(a)	USD86	86,160
LABL Inc.
5.88%, 11/01/28(a)	USD18	15,968
8.63%, 10/01/31(a)(c)	USD28	23,257
9.50%, 11/01/28(a)	USD93	86,782
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	USD430	433,752
9.25%, 04/15/27(a)	USD29	28,702

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp.
4.00%, 12/01/27(a)	USD12	$11,651
6.50%, 07/15/32(a)	USD28	28,838
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	USD6	6,236
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	USD26	27,815
		1,642,657
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD491	499,882
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD29	29,434
Bausch Health Companies Inc., 11.00%, 09/30/28(a)	USD220	226,050
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	USD13	13,830
Option Care Health Inc., 4.38%, 10/31/29(a)	USD30	28,655
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD107	104,459
		902,310
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	USD40	41,119
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	USD59	61,183
Buckeye Partners LP
5.60%, 10/15/44	USD28	23,613
6.75%, 02/01/30(a)	USD10	10,353
6.88%, 07/01/29(a)	USD5	5,147
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD23	21,727
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD250	244,229
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD48	47,450
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.970%)(f)	USD28	28,843
7.38%, 03/15/55, (5-year CMT + 3.122%)(f)	USD32	33,314
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(f)	USD45	46,144
8.00%, 05/15/54, (5-year CMT + 4.020%)(f)	USD60	63,917
Series G, 7.13%, (5-year CMT + 5.306%)(e)(f)	USD58	59,382
Series H, 6.50%, (5-year CMT + 5.694%)(e)(f)	USD63	63,120
Excelerate Energy LP, 8.00%, 05/15/30(a)	USD53	55,483
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(c)	USD80	82,736
8.00%, 05/15/33	USD27	27,993
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/33(a)	USD19	19,295
Harvest Midstream I LP, 7.50%, 05/15/32(a)	USD18	18,710
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD8	7,741
6.50%, 06/01/29(a)	USD49	50,475
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	USD14	14,475
8.88%, 07/15/28(a)	USD14	14,598
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD97	92,393
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD15	15,012
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD42	41,562
8.38%, 02/15/32(a)(c)	USD155	151,621
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	USD27	27,489
Security	Par (000)	Value
Pipelines (continued)
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD32	$33,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD23	22,794
7.38%, 02/15/29(a)	USD95	97,472
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	USD16	16,725
Venture Global LNG Inc.
8.38%, 06/01/31(a)	USD121	125,157
9.00%, (5-year CMT + 5.440%)(a)(c)(e)(f)	USD471	471,120
9.50%, 02/01/29(a)	USD220	239,927
9.88%, 02/01/32(a)	USD126	135,947
Venture Global Plaquemines LNG LLC.
6.50%, 01/15/34(a)	USD143	147,111
6.75%, 01/15/36(a)	USD214	220,143
		2,878,665
Real Estate — 0.6%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD19	19,787
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD68	65,409
CoreLogic Inc., 4.50%, 05/01/28(a)	USD181	170,593
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(c)	USD42	45,014
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	USD43	39,574
		340,377
Real Estate Investment Trusts — 2.2%
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	USD24	24,509
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)	USD44	42,711
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD53	51,481
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD40	38,124
Iron Mountain Inc.
5.25%, 07/15/30(a)	USD7	6,879
6.25%, 01/15/33(a)	USD78	79,332
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD30	28,629
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD153	159,029
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD47	48,133
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	USD18	17,950
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD18	17,506
6.50%, 04/01/32(a)	USD73	74,544
6.50%, 06/15/33(a)	USD77	78,854
Rithm Capital Corp., 8.00%, 07/15/30(a)	USD21	21,379
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	USD20	18,665
SBA Communications Corp., 3.13%, 02/01/29	USD53	49,398
Service Properties Trust
8.63%, 11/15/31(a)(c)	USD224	238,546
8.88%, 06/15/32(c)	USD86	89,925
Starwood Property Trust Inc.
6.00%, 04/15/30(a)	USD24	24,236
6.50%, 07/01/30(a)(c)	USD32	32,914
6.50%, 10/15/30(a)	USD33	33,967

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.25%, 04/01/29(a)	USD30	$31,375
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	USD133	140,565
XHR LP, 6.63%, 05/15/30(a)(c)	USD18	18,295
		1,366,946
Retail — 2.3%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD57	52,811
4.38%, 01/15/28(a)	USD12	11,726
Advance Auto Parts Inc., 7.00%, 08/01/30(a)	USD27	27,137
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)(c)	USD23	21,756
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	116,830
Carvana Co.
9.00%, 06/01/30, (13.00% PIK)(a)(d)	USD129	135,310
9.00%, 06/01/31, (9.00% PIK)(a)(d)	USD230	258,307
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	USD37	39,133
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	USD51	48,486
6.75%, 01/15/30(a)	USD32	30,106
Foundation Building Materials Inc., 6.00%, 03/01/29(a)	USD2	1,876
Group 1 Automotive Inc., 6.38%, 01/15/30(a)	USD24	24,446
GYP Holdings III Corp., 4.63%, 05/01/29(a)	USD60	60,572
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD37	35,957
8.25%, 08/01/31(a)	USD43	45,465
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD141	145,198
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(c)	USD8	8,441
Staples Inc., 10.75%, 09/01/29(a)	USD36	33,756
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD36	33,810
White Cap Buyer LLC, 6.88%, 10/15/28(a)	USD278	277,248
		1,408,371
Software — 4.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	USD518	509,221
Camelot Finance SA, 4.50%, 11/01/26(a)	USD13	12,830
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD155	161,079
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(c)	USD102	83,811
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(c)	USD14	11,876
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD200	201,977
8.25%, 06/30/32(a)	USD301	320,514
9.00%, 09/30/29(a)	USD431	446,025
CoreWeave Inc., 9.25%, 06/01/30(a)	USD44	44,222
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	USD157	160,593
Elastic NV, 4.13%, 07/15/29(a)	USD48	45,652
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	USD85	86,106
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD60	57,948
6.00%, 05/15/33(a)	USD199	199,935
Playtika Holding Corp., 4.25%, 03/15/29(a)(c)	USD18	16,459
SS&C Technologies Inc., 6.50%, 06/01/32(a)(c)	USD94	96,655
Twilio Inc., 3.63%, 03/15/29	USD49	46,407
UKG Inc., 6.88%, 02/01/31(a)	USD422	433,253
Security	Par (000)	Value
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(c)	USD33	$31,023
		2,965,586
Telecommunications — 6.7%
Altice Financing SA, 5.75%, 08/15/29(a)	USD280	214,447
Altice France SA
5.13%, 07/15/29(a)	USD200	173,000
5.50%, 10/15/29(a)	USD200	173,432
CommScope LLC
4.75%, 09/01/29(a)(c)	USD114	110,700
9.50%, 12/15/31(a)(c)	USD35	36,857
Digicel International Finance Ltd. / Difl US LLC, 8.63%, 08/01/32(a)	USD200	202,013
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(d)	USD378	358,206
10.75%, 11/30/29	USD155	163,267
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD132	131,834
5.88%, 11/01/29	USD51	51,008
6.00%, 01/15/30(a)	USD66	66,785
6.75%, 05/01/29(a)	USD31	31,296
8.63%, 03/15/31(a)	USD140	148,316
8.75%, 05/15/30(a)	USD252	263,736
Iliad Holding SASU, 7.00%, 04/15/32(a)	USD200	205,278
Level 3 Financing Inc.
3.63%, 01/15/29(a)	USD17	14,450
3.88%, 10/15/30(a)(c)	USD32	27,440
4.00%, 04/15/31(a)	USD4	3,711
4.50%, 04/01/30(a)	USD109	98,145
4.88%, 06/15/29(a)	USD138	128,906
6.88%, 06/30/33(a)	USD433	438,782
10.75%, 12/15/30(a)	USD156	175,926
11.00%, 11/15/29(a)	USD139	157,902
Lumen Technologies Inc., 10.00%, 10/15/32(a)	USD60	60,391
Telecom Italia Capital SA, 7.72%, 06/04/38	USD52	56,021
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD52	48,089
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	USD200	185,034
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD265	277,426
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	USD115	109,236
6.13%, 03/01/28(a)	USD53	47,893
		4,159,527
Transportation — 0.2%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	USD68	68,784
Rand Parent LLC, 8.50%, 02/15/30(a)	USD39	39,216
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	USD10	10,503
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD20	20,749
		139,252
Trucking & Leasing — 1.0%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD58	57,860
5.88%, 04/15/33(a)	USD107	106,042
7.00%, 05/01/31(a)	USD154	159,782
7.00%, 06/15/32(a)	USD156	161,555

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
7.88%, 12/01/30(a)	USD108	$114,509
		599,748
Total Corporate Bonds & Notes — 85.4% (Cost: $51,669,594)		52,816,466
Fixed Rate Loan Interests
Computers — 0.5%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	238	237,806
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	80	77,027
		314,833
Software — 0.4%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	274	275,245
Total Fixed Rate Loan Interests — 0.9% (Cost: $591,224)		590,078
Floating Rate Loan Interests(f)
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28	$48	47,589
Neptune Bidco U.S. Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 9.43%, 04/11/29	49	47,015
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	13	12,912
		107,516
Aerospace & Defense — 0.1%
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 01/27/32	2	2,033
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	0 (g)	448
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	49	49,422
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.06%, 12/11/31	8	8,340
		60,243
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 01/28/32	54	53,978
Tenneco Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.17%, 11/17/28	4	4,147
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28	30	29,201
		87,326
Beverages — 0.1%
Sazerac Co Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 07/09/32	52	52,163
Security	Par (000)	Value
Building Materials — 0.1%
Chariot Buyer LLC, 09/08/32(h)	$8	$8,115
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.61%, 07/08/30	17	16,201
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	24	22,880
		47,196
Chemicals — 0.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 12.21%, 11/24/28	29	27,086
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29	41	40,470
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	43	38,380
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28	7	6,798
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, 04/08/31(h)	9	8,562
		121,296
Commercial Services — 0.4%
AlixPartners LLP, 07/30/32(h)	21	20,948
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28	29	29,164
Archkey Solutions LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/31	9	9,396
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/31/31	41	41,171
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29	42	38,726
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(d)	51	46,287
Wand NewCo 3 Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 01/30/31	36	36,380
		222,072
Computers — 0.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	8	8,288
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29	9	9,481
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29	66	47,840

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Fortress Intermediate 3 Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 06/27/31	$5	$5,133
		70,742
Distribution & Wholesale — 0.0%
Olympus Water U.S. Holding Corp., 07/23/32(h)	33	32,893
Diversified Financial Services — 0.2%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	15	14,741
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	27	26,426
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 09/15/31(h)	12	12,028
Orion U.S. Finco Inc., 05/20/32(h)	13	13,058
Osaic Holdings Inc., 07/16/32(h)	52	52,000
Summit Acquisition Inc., 2025 Add-on Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/16/31	20	19,985
		138,238
Electronics — 0.1%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 12/02/31	33	33,179
Entertainment — 0.1%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 03/24/32	48	47,586
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29	15	14,957
		62,543
Food — 0.1%
Froneri US Inc., 07/16/32(h)	48	47,886
Health Care - Products — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 09/29/28	23	23,268
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 01/15/31	62	62,638
		85,906
Health Care - Services — 0.3%
LifePoint Health Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31	19	18,496
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31	80	80,140
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	71	70,216
		168,852
Holding Companies - Diversified — 0.0%
Acuren Delaware Holdco Inc., 07/30/31(h)	7	7,000
Security	Par (000)	Value
Housewares — 0.0%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	$9	$9,320
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.86%, 12/19/29	6	5,724
		15,044
Insurance — 0.2%
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/15/31	26	26,158
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31	9	8,819
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 09/19/30	25	24,327
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 04/18/30	5	4,998
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	79	80,460
		144,762
Internet — 0.2%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28	38	36,449
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 12/31/31	66	58,469
Proofpoint Inc., 08/31/28(h)	9	9,010
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30	49	48,109
		152,037
INVESTMENT COMPANIES — 0.1%
Gryphon Debt Merger Sub Inc., 06/21/32(h)	48	48,060
Leisure Time — 0.2%
Beach Acquisition Bidco LLC, 06/25/32(h)	40	40,233
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 07/22/30	33	32,410
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	2	2,090
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	6	6,406
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 11/15/29(i)	9	9,039
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 11/15/29(i)	5	4,792
2022 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.71%, 06/30/28	1	936
		95,906
Machinery — 0.2%
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29	102	102,182

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 0.5%
Coral-US Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/02/32	$25	$24,911
CSC Holdings LLC
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.84%, 01/18/28	64	64,067
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	53	52,274
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31	91	87,711
Gray Media Inc., 2021 Term Loan D, (1-mo. CME Term SOFR + 3.00%), 7.44%, 12/01/28	18	17,593
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/04/29	0 (g)	163
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(d)	65	56,148
		302,867
Mining — 0.0%
Covia Holdings Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 02/26/32	4	4,363
Oil & Gas Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/31/31	25	24,276
Packaging & Containers — 0.1%
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/30/28	36	32,903
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC
08/01/32(h)	60	59,975
2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28	5	5,051
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.36%, 04/23/31	25	24,993
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	55	54,458
		144,477
Real Estate — 0.1%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28	23	23,200
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29	30	29,288
		52,488
Retail — 0.5%
Boots Group Bidco Ltd., USD Term Loan, 07/16/32(h)	129	128,759
Foundation Building Materials Holding Co. LLC
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.82%, 01/31/28	26	25,137
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31	52	49,739
Security	Par (000)	Value
Retail (continued)
Foundation Building Materials Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.55%, 01/29/31	$24	$23,238
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	20	20,055
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29	60	60,120
		307,048
Software — 1.1%
Applied Systems Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32	11	11,329
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.21%, 12/10/29	10	10,208
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 02/15/29	117	116,994
Boxer Parent Co Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31	22	22,346
Boxer Parent Co. Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.08%, 07/30/32	31	30,574
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	20	16,461
Cloud Software Group Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	13	12,593
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	75	74,907
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28	15	14,038
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29	45	39,235
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 10/09/29	7	7,003
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/22/32(i)	90	92,475
Finastra USA, Inc.
07/30/32(h)	121	119,790
07/29/33(h)(i)	27	26,730
Mitchell International Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31	10	10,493
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.32%, 06/02/28	25	24,291

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
RealPage Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28	$22	$21,982
		651,449
Telecommunications — 1.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28	50	46,614
CommScope Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.25%), 9.61%, 12/17/29	85	86,195
Delta Topco Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30	7	6,986
Digicel International Finance Ltd., 07/30/32(h)(i)	46	45,885
Frontier Communications Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31	22	21,877
Level 3 Financing Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 03/27/32	145	146,087
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/16/29	49	48,690
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30	15	14,721
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.21%, 10/01/31(i)	15	15,056
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27	285	274,658
		706,769
Total Floating Rate Loan Interests — 6.7% (Cost: $4,127,730)		4,129,682
	Shares
Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs Inc.	357	38,213
Metals & Mining — 0.1%
Constellium SE, Class A(j)	4,739	64,972
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP	5,916	106,725
Enterprise Products Partners LP	2,389	74,035
MPLX LP	787	41,317
ONEOK Inc.	506	41,548
Western Midstream Partners LP	358	14,581
		278,206
Specialized REITs — 0.1%
VICI Properties Inc., Class A	2,524	82,283
Total Common Stocks — 0.7% (Cost $462,733)		463,674
Security	Shares	Value
Preferred Stocks
Aerospace & Defense — 0.2%
Boeing Co. (The), 6.00%(k)	1,261	$89,153
Financial Services — 0.0%
Shift4 Payments Inc., 6.00%(k)	213	25,123
Insurance — 0.6%
Alliant Cali Inc., NVS, (Acquired 09/25/24, Cost $ 327,020)(i)(l)	332	349,075
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology Inc., 7.50%(k)	1,004	63,161
Total Preferred Stocks — 0.9% (Cost $461,570)		526,512
Total Long-Term Investments — 95.4% (Cost: $57,824,819)		59,030,080
Short-Term Securities
Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(m)(n)(o)	5,603,291	5,605,533
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(m)(n)	3,200,000	3,200,000
Total Short-Term Securities — 14.3% (Cost: $8,805,361)		8,805,533
Total Investments — 109.7% (Cost: $66,630,180)		67,835,613
Liabilities in Excess of Other Assets — (9.7)%		(5,981,816)
Net Assets — 100.0%		$61,853,797

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Rounds to less than 1,000.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Convertible security.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $349,075, representing 0.6% of its net assets as of period end, and an original cost of $327,020.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,392,874	$214,676 (a)	$—	$(2,187)	$169	$5,605,532	5,603,291	$20,703 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,680,000	1,520,000 (a)	—	—	—	3,200,000	3,200,000	53,087	—
				$(2,187)	$169	$8,805,532		$73,790	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	350,173	EUR	300,000	BNP Paribas SA	09/17/25	$6,815
USD	115,967	EUR	100,000	Morgan Stanley & Co. LLC	09/17/25	1,514
USD	114,869	EUR	99,000	UBS AG	09/17/25	1,561
						9,890
EUR	99,000	USD	114,510	UBS AG	08/01/25	$(1,531)
						$8,359
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	786	$61,380	$43,835	$17,545

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	12/20/25	USD	4,480	$178,360	$(48,896)	$227,256
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	21	689	(191)	880
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	14	551	(141)	692
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,050	(5,522)	(4,559)	(963)
									$174,078	$(53,787)	$227,865
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$503,668	$—	$503,668
Corporate Bonds & Notes	—	52,816,466	—	52,816,466
Fixed Rate Loan Interests	—	590,078	—	590,078
Floating Rate Loan Interests	—	3,914,757	214,925	4,129,682
Common Stocks	463,674	—	—	463,674
Preferred Stocks	177,437	—	349,075	526,512
Short-Term Securities
Money Market Funds	8,805,533	—	—	8,805,533
Unfunded Floating Rate Loan Interests(a)	—	18	—	18
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(24)	—	(24)
	$9,446,644	$57,824,963	$564,000	$67,835,607

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$17,545	$—	$17,545
Equity Contracts	—	228,828	—	228,828
Foreign Currency Exchange Contracts	—	9,890	—	9,890
Liabilities
Equity Contracts	—	(963)	—	(963)
Foreign Currency Exchange Contracts	—	(1,531)	—	(1,531)
	$—	$253,769	$—	$253,769

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts forward foreign currency exchange contracts.  Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate